Average Annual Total Returns - FidelityManagedRetirementFunds-RetailComboPRO - FidelityManagedRetirementFunds-RetailComboPRO - Fidelity Managed Retirement 2035 Fund	Sep. 28, 2024
Fidelity Managed Retirement 2035 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	13.43%
Since Inception	10.87%	[1]
Fidelity Managed Retirement 2035 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	12.40%
Since Inception	9.87%	[1]
Fidelity Managed Retirement 2035 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.11%
Since Inception	7.95%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	2.91%
IXUHT
Average Annual Return:
Past 1 year	13.49%
Since Inception	10.85%
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	23.40%

[1]	A From December 15, 2022 .